Management of financial risk - Trade receivables and contract assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments
Contract assets.	¥ 228,763	¥ 274,618
Allowance account for credit losses of financial assets	82,340	54,795
Cost
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables		881,147
Contract assets.		329,413
Gross carrying amount of trade receivables and contract assets		1,210,560
Cost | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables		881,147
Contract assets.		317,113
Gross carrying amount of trade receivables and contract assets		1,198,260
Cost | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Contract assets.		12,300
Gross carrying amount of trade receivables and contract assets		12,300
Impairment loss allowance
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables		42,457
Contract assets.		54,795
Allowance account for credit losses of financial assets		97,252
Impairment loss allowance | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables		42,457
Contract assets.		54,786
Allowance account for credit losses of financial assets		97,243
Impairment loss allowance | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Contract assets.		9
Allowance account for credit losses of financial assets		9
Credit risk | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	1,245,255	¥ 1,198,260
Credit risk | Cost | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables	934,152
Contract assets.	311,103
Gross carrying amount of trade receivables and contract assets	1,245,255
Credit risk | Impairment loss allowance | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Allowance account for credit losses of financial assets	125,318
Trade receivable | Credit risk | Impairment loss allowance | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables	42,978
Contract asset | Credit risk | Impairment loss allowance | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Contract assets.	¥ 82,340